Consolidated statement of profit or loss and other comprehensive loss ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2020 INR (₨) ₨ / shares	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 31, 2018 INR (₨) ₨ / shares
Revenue
Rendering of services	$ 83,105	₨ 6,265,274	₨ 8,420,104	₨ 11,746,416
Other revenue	13,186	994,081	938,476	502,097
Total revenue	96,291	7,259,355	9,358,580	12,248,513
Other income	2,117	159,631	263,785	90,001
Service cost	38,771	2,922,929	4,282,803	4,930,757
Personnel expenses	23,574	1,777,273	2,550,214	2,902,840
Marketing and sales promotion expenses	2,603	196,209	809,996	4,153,920
Other operating expenses	29,968	2,259,261	3,975,805	3,285,530
Depreciation and amortization	8,839	666,369	581,746	425,600
Impairment of goodwill	2,945	221,999
Results from operations	(8,292)	(625,054)	(2,578,199)	(3,360,133)
Share of loss of joint venture	(143)	(10,784)	(12,772)	(10,559)
Finance income	778	58,641	41,310	91,912
Finance costs	(2,564)	(193,287)	(263,290)	(153,056)
Change in fair value of warrants - (loss)/ gain	1	94	1,667,193	(563,253)
Loss before taxes	(10,220)	(770,390)	(1,145,758)	(3,995,089)
Tax expense	(926)	(69,805)	(47,837)	(56,887)
Loss for the period	(11,146)	(840,195)	(1,193,595)	(4,051,976)
Items not to be reclassified to profit or loss in subsequent periods (net of taxes)
Remeasurement (loss)/gain on defined benefit plan	325	24,515	(5,526)	(4,860)
Items that are or may be reclassified subsequently to profit or loss (net of taxes)
Foreign currency translation differences loss	(380)	(28,658)	(4,834)	(9,879)
Other comprehensive loss for the period, net of tax	(55)	(4,143)	(10,360)	(14,739)
Total comprehensive loss for the period, net of tax	(11,201)	(844,338)	(1,203,955)	(4,066,715)
Loss attributable to:
Owners of the Parent Company	(11,060)	(833,808)	(1,148,203)	(3,993,140)
Non-controlling interest	(86)	(6,387)	(45,392)	(58,836)
Loss for the period	(11,146)	(840,195)	(1,193,595)	(4,051,976)
Total comprehensive loss attributable to:
Owners of the Parent Company	(11,121)	(838,302)	(1,158,484)	(4,007,784)
Non-controlling interest	(80)	(6,036)	(45,471)	(58,931)
Total comprehensive loss for the period, net of tax	$ (11,201)	₨ (844,338)	₨ (1,203,955)	₨ (4,066,715)
Loss per share
Basic | (per share)	$ (0.24)	₨ (17.94)	₨ (26.37)	₨ (116.41)
Diluted | (per share)	$ (0.24)	₨ (17.94)	₨ (26.95)	₨ (116.41)